LOANS, FINANCING, DEBENTURES LEASES AND 5G LICENSES - Repayment schedule (Details) R$ in Thousands	Dec. 31, 2021 BRL (R$)
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 10,027,086
Loan and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	4
Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	8,322,618
5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,704,464
2023
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	3,319,283
2023 | Loan and financing
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	4
2023 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,697,656
2023 | 5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	621,623
2024
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,342,849
2024 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,008,643
2024 | 5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	334,206
2025
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,329,001
2025 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,282,211
2025 | 5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	46,790
2026
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	941,396
2026 | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	894,606
2026 | 5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	46,790
2027 onwards
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	2,094,557
2027 onwards | Leases
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	1,439,502
2027 onwards | 5G Licenses
LOANS, FINANCING, DEBENTURES AND LEASES
Repayments	R$ 655,055